Offerings - Offering: 1	Oct. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 45,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,915.00
Offering Note	(1) Calculated as the aggregate maximum purchase price for Common Units. (2) Calculated at $87.00 per $1,000,000 of the Transaction Valuation.